UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  028-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     January 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total:    $229,973 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     3617    66500 SH       SOLE                    66500        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      911    14100 SH       SOLE                    14100        0        0
APPLE INC                      COM              037833100      421     2000 SH       SOLE                     2000        0        0
AURIZON MINES LTD              COM              05155P106      113    25000 SH       SOLE                    25000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    12267   814547 SH       SOLE                   814547        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     8190   292800 SH       SOLE                   292800        0        0
BARRICK GOLD CORP              COM              067901108     4784   120740 SH       SOLE                   120740        0        0
BAXTER INTL INC                COM              071813109     1174    20000 SH       SOLE                    20000        0        0
BB&T CORP                      COM              054937107     2111    83200 SH       SOLE                    83200        0        0
BECTON DICKINSON & CO          COM              075887109     6612    83850 SH       SOLE                    83850        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3670       37 SH       SOLE                       37        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1229      374 SH       SOLE                      374        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101      562    33500 SH       SOLE                    33500        0        0
C D I CORP                     COM              125071100      233    18007 SH       SOLE                    18007        0        0
CISCO SYS INC                  COM              17275R102     2337    97600 SH       SOLE                    97600        0        0
COPART INC                     COM              217204106      256     7000 SH       SOLE                     7000        0        0
CVS CAREMARK CORPORATION       COM              126650100     9760   303000 SH       SOLE                   303000        0        0
DENTSPLY INTL INC NEW          COM              249030107      264     7500 SH       SOLE                     7500        0        0
EBAY INC                       COM              278642103     1012    43000 SH       SOLE                    43000        0        0
ENCANA CORP                    COM              292505104     5821   178580 SH       SOLE                   178580        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604     8365   361533 SH       SOLE                   361533        0        0
EXFO ELECTRO OPTICAL ENGR IN   SUB VTG SHS      302043104      157    40700 SH       SOLE                    40700        0        0
GOLDCORP INC NEW               COM              380956409     1338    33850 SH       SOLE                    33850        0        0
GOOGLE INC                     CL A             38259P508     1488     2400 SH       SOLE                     2400        0        0
INTEL CORP                     COM              458140100     7338   359700 SH       SOLE                   359700        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      518     3958 SH       SOLE                     3958        0        0
INTREPID POTASH INC            COM              46121Y102      204     7000 SH       SOLE                     7000        0        0
ISHARES TR INDEX               BARCLY USAGG B   464287226      301     2919 SH       SOLE                     2919        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465      625    11300 SH       SOLE                    11300        0        0
JOHNSON & JOHNSON              COM              478160104     8485   131730 SH       SOLE                   131730        0        0
JPMORGAN CHASE & CO            COM              46625H100     4300   103200 SH       SOLE                   103200        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208     2850    75700 SH       SOLE                    75700        0        0
M & T BK CORP                  COM              55261F104     1104    16500 SH       SOLE                    16500        0        0
MANULIFE FINL CORP             COM              56501R106     9781   529470 SH       SOLE                   529470        0        0
MARSH & MCLENNAN COS INC       COM              571748102     3043   137800 SH       SOLE                   137800        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103     3146   577200 SH       SOLE                   577200        0        0
MDS INC                        COM              55269P302     2272   290240 SH       SOLE                   290240        0        0
MEDTRONIC INC                  COM              585055106     8818   200500 SH       SOLE                   200500        0        0
MICROSOFT CORP                 COM              594918104     2316    76000 SH       SOLE                    76000        0        0
MORGAN STANLEY                 COM NEW          617446448      296    10000 SH       SOLE                    10000        0        0
ORACLE CORP                    COM              68389X105     2698   110000 SH       SOLE                   110000        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509     9165   992600 SH       SOLE                   992600        0        0
PFIZER INC                     COM              717081103     8611   473380 SH       SOLE                   473380        0        0
POTASH CORP SASK INC           COM              73755L107     1770    16190 SH       SOLE                    16190        0        0
PROCTER & GAMBLE CO            COM              742718109     1152    19000 SH       SOLE                    19000        0        0
PROSHARES TR                   PSHS UL XIN CH25 74347R321       84    10000 SH       SOLE                    10000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     3543   101000 SH       SOLE                   101000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     2000    40000 SH       SOLE                    40000        0        0
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875     1352    71000 SH       SOLE                    71000        0        0
QUALCOMM INC                   COM              747525103     3747    81000 SH       SOLE                    81000        0        0
REPUBLIC SVCS INC              COM              760759100     1132    40000 SH       SOLE                    40000        0        0
RESEARCH IN MOTION LTD         COM              760975102     7524   111400 SH       SOLE                   111400        0        0
ROGERS COMMUNICATIONS INC      CL B             775109200     6629   212201 SH       SOLE                   212201        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      329     6102 SH       SOLE                     6102        0        0
SCHEIN HENRY INC               COM              806407102     2893    55000 SH       SOLE                    55000        0        0
SCHOOL SPECIALTY INC           COM              807863105      234    10000 SH       SOLE                    10000        0        0
STATE STR CORP                 COM              857477103     5438   124900 SH       SOLE                   124900        0        0
STRYKER CORP                   COM              863667101     2493    49500 SH       SOLE                    49500        0        0
SUN LIFE FINL INC              COM              866796105     1883    65124 SH       SOLE                    65124        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      601   102000 SH       SOLE                   102000        0        0
TIM HORTONS INC                COM              88706M103     4185   136300 SH       SOLE                   136300        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      287     4560 SH       SOLE                     4560        0        0
TRANSCANADA CORP               COM              89353D107    21891   632956 SH       SOLE                   632956        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102      544    54000 SH       SOLE                    54000        0        0
VALLEY NATL BANCORP            COM              919794107      325    23000 SH       SOLE                    23000        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      599    17500 SH       SOLE                    17500        0        0
VISA INC                       COM CL A         92826C839     1172    13400 SH       SOLE                    13400        0        0
WASTE MGMT INC DEL             COM              94106L109      254     7500 SH       SOLE                     7500        0        0
WELLS FARGO & CO NEW           COM              949746101     2104    77950 SH       SOLE                    77950        0        0
WENDYS ARBYS GROUP INC         COM              950587105      235    50000 SH       SOLE                    50000        0        0
WILMINGTON TRUST CORP          COM              971807102     2503   202800 SH       SOLE                   202800        0        0
ZIONS BANCORPORATION           COM              989701107      507    39500 SH       SOLE                    39500        0        0